Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Balances and Transactions with Related Parties and Affiliated Companies	Balances and Transactions with Related Parties and Affiliated Companies
Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.
The consolidated statements of financial position and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31, 2022		December 31, 2021
Balances
Due from The Coca-Cola Company (see Note 7) (1) (6)	Ps.	776	Ps.	820
Balance with BBVA Bancomer, S.A. de C.V. (2)		3,891		8,076
Balance with Grupo Scotiabank Inverlat, S.A. (2)		2,350		6,585
Due from Heineken Group (1) (5)		2,455		2,001
Other receivables (1)		114		190
Due to The Coca-Cola Company (4) (6)	Ps.	1,248	Ps.	1,444
Due to BBVA Bancomer, S.A. de C.V. (3)		2,317		1,847
Due to Heineken Group (4) (5)		3,214		3,144
Due to Grupo Financiero Scotiabank Inverlat, S.A. (4)		65		132
Other payables (4)		2,711		1,557

(1)Presented within trade receivables.
(2)Presented within cash and cash equivalents.
(3)Recorded within bank loans and notes payable.
(4)Recorded within trade payables.
(5)Associates.
(6)Non-controlling interest.

Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2022, 2021 and 2020, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2022		2021		2020
Income:
Services to Heineken Group (1)	Ps.	3,796	Ps.	2,530	Ps.	3,181
Logistic services to Jugos del Valle (1)		552		514		532
Interest revenues from BBVA Bancomer, S.A. de C.V. (3)		2,297		2,146		1,825
Interest revenues from Grupo Financiero Scotiabank Inverlat, S.A. (3)		455		302		295
Other revenues from related parties		963		814		764
Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	43,717	Ps.	37,213	Ps.	32,222
Purchases of beer from Heineken Group (1)		16,006		19,552		23,233
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		6,101		4,417		5,774
Advertisement expense paid to The Coca-Cola Company (2) (4)		545		1,482		865
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		4,990		4,102		4,055
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		2,841		2,213		2,123
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (3)		472		72		232
Purchase of sugar from Beta San Miguel (1)		724		938		1,023
Purchase of canned products from IEQSA (1)		577		234		226
Purchases to AdeS Alimentos y Bebidas (1)		—		—		338
Purchase of inventories to Leao Alimentos e Bebidas, L.T.D.A. (1)		215		1,320		1,253
Purchases of Material with Ecolab, Inc (3)		99		450		340
Advertising paid to Grupo Televisa, S.A.B. (3)		123		167		148
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)		10		1		7
Donations to Fundación FEMSA, A.C. (3)		232		144		171
Donations to Difusión y Fomento Cultural, A.C. (3)		20		32		55
Donations to ITESM (3)		371		208		310
Purchases of resine to IMER (1)		504		416		308
Other expenses with related parties		57		206		311

(1)Associates.
(2)Non-controlling interest.
(3)Members of the board of directors in FEMSA participate in the board of directors of this entity.
(4)Net of the contributions from The Coca-Cola Company of Ps. 1,170, Ps. 2,437 and Ps. 1,482, for the years ended in 2022, 2021 and 2020, respectively.

Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply
Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold an exclusive contract with another supplier of beer for the next 3 years. Commitment term, January 1st, 2010 to June 30, 2020.

On February 26, 2019, the Company through its subsidiary Cadena Comercial OXXO, S.A. de C.V. (“OXXO”) signed an agreement with HEINEKEN Group (“Cervezas Cuauhtémoc Moctezuma, S.A. de C.V.”) and both companies agreed to an extension of their existing commercial relationship with certain important changes. Under the terms of the agreement, signed in April 2019 and following a gradual process, OXXO started selling the beer brands of Grupo Modelo in certain regions of Mexico, covering the entire Mexican territory by the end of 2022.
The aggregate compensation paid to executive officers and senior management of the Company were as follows:

	2022		2021		2020
Short-term employee benefits paid	Ps.	2,381	Ps.	1,934	Ps.	2,112
Postemployment benefits		53		52		45
Termination benefits		63		36		373
Share-based payments		866		853		575